Schedule of Deferred Tax Assets and Liabilities (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 1	$ 96,000
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 2	125,000
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 3	108,000
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 4	384,000
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 5	168,000
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 6	258,000
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 7	3,050,000
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 8	2,799,000
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 9	2,690,000
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 10	159,000
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 11	2,494,000
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 12	2,392,000
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 13	(3,689,000)
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 14	(5,586,000)
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 15	(5,448,000)
Deferred Income Taxes Schedule Of Deferred Tax Assets And Liabilities 16	$ 0